Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019
Revenues:
Lease rental income		$ 144,774	$ 156,243	$ 290,252		$ 312,357
Trading container margin		571	2,224	1,220		4,204
Gain on sale of owned fleet containers, net		5,640	5,404	11,434		12,171
Operating expenses:
Distribution expense to managed fleet container investors		14,692	23,737	28,855		48,217
Depreciation expense	[1]	63,848	64,135	130,682	[2]	126,599	[2]
Amortization expense		557	493	1,121		1,095
General and administrative expense		9,866	9,444	20,004		19,274
Bad debt (recovery) expense, net		(276)	3,689	1,769		3,848
Container lessee default (recovery) expense, net	[3]	(1,671)	8,555	(1,683)		7,902
Gain on insurance recovery and legal settlement			(841)			(841)
Total operating expenses		102,264	119,893	209,260		228,355
Income from operations		49,265	45,918	95,674		104,618
Other (expense) income:
Interest expense		(30,022)	(38,213)	(66,134)		(75,729)
Write-off of unamortized deferred debt issuance costs				(122)
Interest income		56	729	456		1,367
Realized (loss) gain on derivative instruments, net		(3,267)	1,095	(4,793)		2,539
Unrealized gain (loss) on derivative instruments, net		1,342	(10,099)	(13,595)		(15,837)
Other, net		(3)		(56)
Net other expense		(31,894)	(46,488)	(84,244)		(87,660)
Income (loss) before income tax and noncontrolling interest		17,371	(570)	11,430		16,958
Income tax (expense) benefit		(1,074)	221	(241)		(152)
Net income (loss)		16,297	(349)	11,189		16,806
Less: Net (income) loss attributable to the noncontrolling interest		(308)	663	421		558
Net income attributable to Textainer Group Holdings Limited common shareholders		$ 15,989	$ 314	$ 11,610		$ 17,364
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic		$ 0.30	$ 0.01	$ 0.21		$ 0.30
Diluted		$ 0.30	$ 0.01	$ 0.21		$ 0.30
Weighted average shares outstanding (in thousands):
Basic		53,715	57,500	55,084		57,488
Diluted		53,776	57,576	55,148		57,578
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges		$ (4,393)		$ (13,251)
Reclassification of realized loss on derivative instruments designated as cash flow hedges		590		528
Foreign currency translation adjustments		(39)	$ (40)	(102)		$ 67
Comprehensive income (loss), before tax		12,455	(389)	(1,636)		16,873
Income tax benefit related to items of other comprehensive income (loss)		39		132
Comprehensive income (loss), after tax		12,494	(389)	(1,504)		16,873
Comprehensive (income) loss attributable to the noncontrolling interest		(308)	663	421		558
Comprehensive income (loss) attributable to Textainer Group Holdings Limited common shareholders		12,186	274	(1,083)		17,431
Owned Fleet
Revenues:
Lease rental income	[4]	128,648	130,439	258,720		260,000
Operating expenses:
Direct container expense - owned fleet	[3]	15,248	10,681	28,512		22,261
Managed Fleet
Revenues:
Lease rental income		16,126	25,804	31,532		52,357
Operating expenses:
Distribution expense to managed fleet container investors		14,692	23,737	28,855		48,217
Management Fees - Non-Leasing
Revenues:
Revenue		544	1,940	2,028		4,241
Trading Containers
Revenues:
Revenue	[4]	7,427	14,394	17,012		27,106
Cost of trading containers sold		$ (6,856)	$ (12,170)	$ (15,792)		$ (22,902)

[1]	Amounts to write-down the carrying value of containers held for sale to their estimated fair value less costs to sell for the three and six months ended June 30, 2019 have been reclassified out of the previously reported line item “container impairment” and included within “depreciation expense” to conform with the 2020 presentation.
[2]	Amount to write-down the carrying value of containers held for sale to their estimated fair value less costs to sell for the period ended June 30, 2019 has been reclassified out of the previously reported line item “container impairment” and included within “depreciation expense” to conform with the 2020 presentation.
[3]	Amounts for container write-off and recovery and container recovery costs from lessee default for the three and six months ended June 30, 2019 have been reclassified out of the previously reported line item “container impairment” and “direct container expense – owned fleet”, respectively, and included within “container lessee default recovery, net” to conform with the 2020 presentation.
[4]	Amounts for trading containers rental revenue for the three and six months ended June 30, 2019 have been reclassified out of the line item “trading container sales proceeds” and included within “lease rental income - owned fleet” to appropriately reflect the nature of the revenue.